Summary of Significant Accounting Policies and Critical Accounting Estimates (Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Raw materials	$ 29,402	$ 27,051
Work in process	28,123	21,066
Finished goods	79,027	88,469
Total inventories, net	$ 136,552	$ 136,586